Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash	$ 1,803,856
Prepaid expenses	195,905
Deferred offering costs		47,500
Total current assets	1,999,761	47,500
Marketable securities held in Trust Account	254,841,541
Prepaid expenses, non-current	126,370
Total Assets	256,967,672	47,500
Current liabilities:
Accrued offering costs and expenses	61,164	5,000
Due to related party	1,000
Promissory note – related party		22,500
Total current liabilities	62,164	27,500
Forward Purchase Agreement liability	1,512,408
Warrant liability	13,966,330
Deferred underwriting discount	8,919,295
Total liabilities	24,460,197	27,500
Commitments and Contingencies (Note 8)
Class A ordinary shares subject to possible redemption, 22,750,747 shares and 0 shares at redemption value, at June 30, 2021 and December 31, 2020, respectively	227,507,470
Shareholder’s Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares value	273
Class B ordinary shares value	637	647
Additional paid-in capital	3,117,843	24,353
Retained Earnings (Accumulated deficit)	1,881,252	(5,000)
Total shareholders’ equity	5,000,005	20,000
Total Liabilities and Shareholders’ Equity	$ 256,967,672	$ 47,500